Short-term borrowings included the following (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term borrowings included the following
Securities sold under repurchase agreements	$ 18,095	$ 17,068
Outstanding advances Blanket Agreement for Advances and Security Agreement	0	10,100
The maximum amount of outstanding agreements at any month	22,359	22,598
The monthly average of outstanding agreements totaled in an amount	$ 19,052	$ 18,657